Intangible Asset, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

NOTE 6 - Intangible Asset, Net

For the years ended December 31, 2019 and 2018, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System Software	Accumulated Amortization	Net Cost
January 1, 2018	$4,950,000	$(1,072,500)	$3,877,500
Addition	-	(495,000)	(495,000)
December 31, 2018	4,950,000	(1,567,500)	3,382,500
Addition	-	(495,000)	(495,000)
December 31, 2019	$4,950,000	$(2,062,500)	$2,887,500

Amortization expense was $495,000 for each of the years ended December 31, 2019 and 2018.